Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Premiums	$ 235,783	$ 240,604	$ 254,501
Policy fees	1,172,357	932,737	803,684
Premiums and policy fees, ceded	(119,767)	(124,184)	(131,990)
Net premiums and policy fees	1,288,373	1,049,157	926,195
Interest and similar income, net	3,592,117	3,632,406	3,520,016
Change in fair value of assets and liabilities	921,265	(157,279)	(205,567)
Realized investment gains, net	188,297	227,701	113,393
Fee and commission revenue	261,926	212,458	210,687
Other revenue	44,853	28,248	11,498
Total revenue	6,296,831	4,992,691	4,576,222
Benefits and expenses:
Policyholder benefits	834,552	973,757	707,552
Change in fair value of annuity embedded derivatives	1,598,061	1,140,185	1,984,638
Benefit recoveries	(268,067)	(286,714)	(342,544)
Net interest credited to account values	1,539,473	1,062,975	1,375,146
Net benefits and expenses	3,704,019	2,890,203	3,724,792
Commissions and other agent compensation	978,316	859,823	963,909
General and administrative expenses	663,319	645,656	629,654
Change in deferred acquisition costs, net	206,699	684,350	(735,151)
Total benefits and expenses	5,552,353	5,080,032	4,583,204
Income (loss) from operations before income taxes	744,478	(87,341)	(6,982)
Income tax expense (benefit):
Current	42,854	280,018	(63,316)
Deferred	160,438	(324,977)	5,441
Income tax expense (benefit) as reported	203,292	(44,959)	(57,875)
Net income (loss)	541,186	(42,382)	50,893
Realized investment (losses), net:
Total other-than-temporary impairment losses on securities	(15,048)	(28,768)	(21,487)
Portion of loss recognized in other comprehensive income
Net impairment losses recognized in realized investment gains, net	(15,048)	(28,768)	(21,487)
Other net realized gains	203,345	256,469	134,880
Realized investment gains, net	$ 188,297	$ 227,701	$ 113,393